Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Statement of Cash Flows [Abstract]
Net income (loss)	$ 6,551,259	$ (265,241)	$ 1,414,167
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	439,279	27,852	23,140
Amortization of operating lease right-of-use assets	184,427	151,863	147,482
Provision for doubtful accounts, net of recovery	1,204,551	(16,084)	21,422
Changes in operating assets and liabilities:
Accounts receivable, net	(1,684,402)	3,565,011	(5,302,583)
Accounts receivable – related party	301,136	(324,116)
Advances to vendors	(766,921)	(3,356,195)	662,025
Prepaid expenses and other current assets	1,518,313	(16,901)	(323,016)
Prepaid expenses and other noncurrent assets	(65,892)	61,142
Accounts payable	(411,037)	(1,823,331)	1,405,228
Advance from customers	(809,364)	738,642	49,877
Taxes payable	1,129,748	29,585	485,017
Accrued expenses and other liabilities	(1,549,218)	281,003	33,716
Lease liabilities	(265,773)	(190,457)	(89,756)
Net cash provided by (used in) operating activities	5,776,106	(1,137,227)	(1,473,281)
Cash flows from investing activities
Purchase of property and equipment	(9,782)	(28,839)	(51,683)
Purchase of intangible assets	(7,156,636)
Purchase of short-term investments	(750,000)
Collection of loans to related parties	184,311		112,644
Loans to third parties	(2,400,000)		(501,752)
Loans to related party		(198,376)
Collection of loans to third parties	2,400,000	61,039	359,602
Net cash used in investing activities	(7,732,107)	(166,176)	(81,189)
Cash flows from financing activities
Borrowings from third parties	(217,629)	234,237	1,060,364
Repayments of third parties loans	23,393	(1,243,667)
Proceeds from short-term bank loans	2,526,658	1,785,143	1,059,849
Repayments of short-term bank loans	(1,545,149)	(1,174,487)	(302,583)
Deferred offering cost	(70,867)	(131,634)
Capital contributions	10,923,053	2,000,000	805,722
Net cash provided by financing activities	11,639,459	1,469,592	2,623,352
Effect of foreign exchange rate on cash	(381,942)	(118,819)	11,054
Net increase in cash	9,301,516	47,370	1,079,936
Cash at the beginning of the year	1,136,064	1,088,694	8,758
Cash at the end of the year	10,437,580	1,136,064	1,088,694
Supplemental disclosures of cash flow information:
Income taxes paid	258		739
Interest paid	126,206	74,888	25,183
Non-cash transactions of investing and financing activities:
Initial recognition of right-of-use assets	$ 1,022,582		$ 313,741